Pensions and Other Post-Employment Benefits - Summary of Defined Benefit and OPEB Plan Obligation and Funded Status (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Benefits [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined Benefit Obligation, Beginning of Year	CAD (48)
Current Service Costs	(14)	CAD (14)	CAD (19)
Interest Income (Costs)	(3)	(4)	(6)
Past Service Costs – Curtailments	6		5
Remeasurements:
(Gains) Losses from Experience Adjustments	1		(3)
(Gains) Losses from Changes in Financial Assumptions	2	(7)	28
Return on Plan Assets (Excluding Interest Income)	(9)	(3)	3
Defined Benefit Obligation, End of Year	(40)	(48)
Pension Benefits [Member] | Present value of defined benefit obligation [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined Benefit Obligation, Beginning of Year	173	168
Current Service Costs	14	14
Interest Income (Costs)	7	7
Benefits Paid	(8)	(25)
Plan Participant Contributions	2	2
Past Service Costs – Curtailments	(6)
Remeasurements:
(Gains) Losses from Experience Adjustments	1
(Gains) Losses from Changes in Financial Assumptions	(2)	7
Defined Benefit Obligation, End of Year	181	173	168
Pension Benefits [Member] | Plan assets [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Interest Income (Costs)	4	3
Benefits Paid	(8)	(25)
Employer Contributions	9	14
Plan Participant Contributions	2	2
Remeasurements:
Return on Plan Assets (Excluding Interest Income)	9	3
Fair Value of Plan Assets, Beginning of Year	125	128
Fair Value of Plan Assets, End of Year	141	125	128
OPEB [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined Benefit Obligation, Beginning of Year	(23)
Current Service Costs	(2)	3	(3)
Interest Income (Costs)	(1)	(1)	(1)
Past Service Costs – Curtailments	1
Remeasurements:
(Gains) Losses from Changes in Demographic Assumptions	(1)
(Gains) Losses from Changes in Financial Assumptions	1
Defined Benefit Obligation, End of Year	(22)	(23)
OPEB [Member] | Present value of defined benefit obligation [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined Benefit Obligation, Beginning of Year	23	26
Current Service Costs	2	(3)
Interest Income (Costs)	1	1
Benefits Paid	(1)	(1)
Past Service Costs – Curtailments	(1)
Remeasurements:
(Gains) Losses from Changes in Demographic Assumptions	(1)
(Gains) Losses from Changes in Financial Assumptions	(1)
Defined Benefit Obligation, End of Year	CAD 22	CAD 23	CAD 26